EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 302,131	$ 460,050
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	52,567	63,605
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	157,251	374,340
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	8,180	$ 0
Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	209,818	446,125
Investments measured at net asset value
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	92,313	13,925
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	5,695	8,276
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,854	0
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	14,549	8,276
Fixed income securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	33,260	45,380
Fixed income securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	100,964	217,127
Fixed income securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Fixed income securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	134,224	262,507
Insurance contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	16,627	43,053
Insurance contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	16,627	43,053
Equity securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	4,930	7,688
Equity securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	22,671	101,890
Equity securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	8,058	0
Equity securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	27,601	117,636
Other | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,682	2,261
Other | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	8,135	12,270
Other | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	122	$ 0
Other | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 16,817	$ 14,653